JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 101.4%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	161	10,996
Northrop Grumman Corp.	9	4,485
RTX Corp.	81	7,879
Textron, Inc.	130	12,451
TransDigm Group, Inc.	3	4,532
		40,343
Air Freight & Logistics — 1.0%
FedEx Corp.	31	8,908
United Parcel Service, Inc., Class B	133	19,769
		28,677
Automobile Components — 0.2%
Aptiv plc *	59	4,670
Automobiles — 1.0%
Tesla, Inc. *	159	27,936
Banks — 3.7%
Bank of America Corp.	922	34,982
Citigroup, Inc.	77	4,854
Fifth Third Bancorp	332	12,365
Truist Financial Corp.	397	15,468
US Bancorp	343	15,333
Wells Fargo & Co.	430	24,917
		107,919
Beverages — 1.9%
Coca-Cola Co. (The)	407	24,865
Monster Beverage Corp. *	82	4,875
PepsiCo, Inc.	150	26,293
		56,033
Biotechnology — 3.0%
AbbVie, Inc.	208	37,927
Biogen, Inc. *	32	6,948
BioMarin Pharmaceutical, Inc. *	15	1,340
Neurocrine Biosciences, Inc. *	20	2,788
Regeneron Pharmaceuticals, Inc. *	19	17,994
Sarepta Therapeutics, Inc. *	10	1,272
Vertex Pharmaceuticals, Inc. *	41	17,035
		85,304
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	705	127,201
Building Products — 1.3%
Carrier Global Corp.	105	6,091
Masco Corp.	102	8,047
Trane Technologies plc	79	23,668
		37,806

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.2%
Ameriprise Financial, Inc.	10	4,346
Blackstone, Inc.	19	2,550
Charles Schwab Corp. (The)	186	13,483
CME Group, Inc.	44	9,403
Goldman Sachs Group, Inc. (The)	25	10,321
Intercontinental Exchange, Inc.	111	15,318
State Street Corp.	105	8,107
		63,528
Chemicals — 2.1%
Dow, Inc.	235	13,629
Eastman Chemical Co.	76	7,610
Linde plc	58	26,788
LyondellBasell Industries NV, Class A	74	7,541
PPG Industries, Inc.	27	3,901
		59,469
Commercial Services & Supplies — 0.1%
Cintas Corp.	5	3,186
Communications Equipment — 0.2%
Motorola Solutions, Inc.	15	5,360
Consumer Finance — 0.2%
Capital One Financial Corp.	31	4,603
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	38	27,419
Dollar Tree, Inc. *	24	3,217
		30,636
Containers & Packaging — 0.0% ^
International Paper Co.	22	844
Distributors — 0.1%
LKQ Corp.	46	2,459
Electric Utilities — 2.0%
Constellation Energy Corp.	25	4,522
NextEra Energy, Inc.	285	18,223
PG&E Corp.	840	14,085
Southern Co. (The)	297	21,310
		58,140
Electrical Equipment — 0.7%
AMETEK, Inc.	15	2,707
Eaton Corp. plc	60	18,887
		21,594
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	83	2,741

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Keysight Technologies, Inc. *	30	4,653
TE Connectivity Ltd.	20	2,971
		10,365
Energy Equipment & Services — 0.1%
Baker Hughes Co.	117	3,907
Entertainment — 0.5%
Netflix, Inc. *	21	12,403
Warner Bros Discovery, Inc. *	147	1,286
		13,689
Financial Services — 5.2%
Berkshire Hathaway, Inc., Class B * (a)	99	41,570
Block, Inc. *	17	1,478
Corpay, Inc. *	36	11,206
Fidelity National Information Services, Inc.	41	3,037
Fiserv, Inc. *	62	9,854
Mastercard, Inc., Class A	100	48,046
Visa, Inc., Class A	125	34,991
		150,182
Food Products — 0.8%
Mondelez International, Inc., Class A	347	24,272
Ground Transportation — 1.2%
CSX Corp.	157	5,802
Norfolk Southern Corp.	29	7,466
Uber Technologies, Inc. *	192	14,775
Union Pacific Corp.	31	7,746
		35,789
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	103	4,404
Becton Dickinson & Co.	19	4,609
Boston Scientific Corp. *	310	21,261
Dexcom, Inc. *	25	3,528
Intuitive Surgical, Inc. *	15	5,822
Medtronic plc	174	15,182
Stryker Corp.	42	14,839
		69,645
Health Care Providers & Services — 2.7%
Centene Corp. *	113	8,892
CVS Health Corp.	49	3,917
Elevance Health, Inc.	25	12,808
HCA Healthcare, Inc.	6	2,065
Humana, Inc.	14	4,919
McKesson Corp.	9	4,654
UnitedHealth Group, Inc.	80	39,304
		76,559

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.5%
Ventas, Inc.	184	8,008
Welltower, Inc.	60	5,576
		13,584
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	5	17,838
Chipotle Mexican Grill, Inc. *	6	17,967
Expedia Group, Inc. *	84	11,650
Marriott International, Inc., Class A	30	7,528
McDonald's Corp.	43	12,140
Royal Caribbean Cruises Ltd. *	70	9,716
Yum! Brands, Inc.	98	13,572
		90,411
Household Durables — 0.3%
Lennar Corp., Class A	26	4,593
Toll Brothers, Inc.	31	3,977
		8,570
Household Products — 0.6%
Church & Dwight Co., Inc.	41	4,266
Procter & Gamble Co. (The)	82	13,248
		17,514
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	136	27,840
Industrial REITs — 0.7%
Prologis, Inc.	152	19,796
Insurance — 2.1%
Chubb Ltd.	39	10,149
Globe Life, Inc.	5	576
MetLife, Inc.	116	8,612
Principal Financial Group, Inc.	13	1,114
Progressive Corp. (The)	100	20,685
Travelers Cos., Inc. (The)	82	18,842
		59,978
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A *	398	60,023
Alphabet, Inc., Class C *	295	44,952
Meta Platforms, Inc., Class A (a)	166	80,510
		185,485
IT Services — 1.0%
Accenture plc, Class A	51	17,736
Cognizant Technology Solutions Corp., Class A	170	12,484
		30,220

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
Danaher Corp.	72	18,068
Thermo Fisher Scientific, Inc.	34	19,435
		37,503
Machinery — 1.7%
Deere & Co.	58	23,779
Dover Corp.	27	4,767
Ingersoll Rand, Inc.	47	4,415
Otis Worldwide Corp.	164	16,325
		49,286
Media — 1.1%
Charter Communications, Inc., Class A *	27	7,856
Comcast Corp., Class A	534	23,147
Liberty Media Corp-Liberty SiriusXM, Class A *	65	1,926
		32,929
Metals & Mining — 0.2%
Nucor Corp.	24	4,761
Multi-Utilities — 0.3%
CMS Energy Corp.	127	7,659
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	45	7,166
ConocoPhillips	155	19,740
Diamondback Energy, Inc.	67	13,314
EOG Resources, Inc.	149	18,980
Exxon Mobil Corp.	429	49,917
Pioneer Natural Resources Co.	16	4,116
		113,233
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	95	4,572
Personal Care Products — 0.2%
Kenvue, Inc.	331	7,095
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	369	19,999
Eli Lilly & Co.	47	36,818
Johnson & Johnson	118	18,739
Merck & Co., Inc.	143	18,822
		94,378
Professional Services — 0.3%
Leidos Holdings, Inc.	65	8,535
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc.	66	4,248
Sun Communities, Inc.	23	3,014
		7,262

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc. *	152	27,430
Analog Devices, Inc.	109	21,460
Broadcom, Inc.	17	22,772
Lam Research Corp.	23	22,503
Micron Technology, Inc.	123	14,544
NVIDIA Corp. (a)	180	162,809
NXP Semiconductors NV (China)	102	25,139
Qorvo, Inc. *	37	4,263
Teradyne, Inc.	16	1,818
Texas Instruments, Inc.	150	26,190
		328,928
Software — 10.7%
Adobe, Inc. *	30	15,229
Cadence Design Systems, Inc. *	18	5,643
Intuit, Inc.	32	20,759
Microsoft Corp. (a)	549	231,135
Salesforce, Inc.	38	11,432
ServiceNow, Inc. *	31	23,336
		307,534
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	71	10,216
SBA Communications Corp.	43	9,372
		19,588
Specialty Retail — 3.2%
AutoNation, Inc. *	17	2,887
AutoZone, Inc. *	7	23,089
Best Buy Co., Inc.	106	8,679
Burlington Stores, Inc. *	29	6,621
Lowe's Cos., Inc.	126	32,052
O'Reilly Automotive, Inc. *	6	7,347
TJX Cos., Inc. (The)	104	10,499
		91,174
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. (a)	956	163,933
Seagate Technology Holdings plc	148	13,777
Western Digital Corp. *	38	2,598
		180,308
Tobacco — 0.3%
Altria Group, Inc.	70	3,045
Philip Morris International, Inc.	72	6,639
		9,684
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	8	6,065

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	40	6,496
Total Common Stocks (Cost $2,113,461)		2,920,504
	NO. OF CONTRACTS
Options Purchased — 0.3%
Put Options Purchased — 0.3%
S&P 500 Index
5/31/2024 at USD 4,825.00, European Style
Notional Amount: USD 2,979,742
Counterparty: Exchange-Traded * (Cost $21,742)	5,671	9,017
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $53,748)	53,748	53,748
Total Investments — 103.6% (Cost $2,188,951)		2,983,269
Liabilities in Excess of Other Assets — (3.6)%		(103,472)
NET ASSETS — 100.0%		2,879,797

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	218	06/21/2024	USD	57,838	186

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,671	USD 2,979,742	USD 5,400.00	5/31/2024	(29,745)
Written Put Options Contracts as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,671	USD 2,979,742	USD 4,050.00	5/31/2024	(1,871)
Total Written Options Contracts (Premiums Received $20,385)						(31,616)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,983,269	$—	$—	$2,983,269
Appreciation in Other Financial Instruments
Futures Contracts (a)	$186	$—	$—	$186
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(29,745)	—	—	(29,745)

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(1,871)	$—	$—	$(1,871)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(31,430)	$—	$—	$(31,430)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$22,478	$1,013,322	$982,052	$—	$—	$53,748	53,748	$1,980	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.